Schedule of Company’s Notes Payable (Details) - USD ($)		9 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable, gross
Unamortized debt discount
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Collateral amount		$ 10,648,000	$ 3,869,650
Notes payable, gross		6,632,031
Unamortized debt discount		902,590
Next NRG Holding Corp [Member] | Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable		$ 5,729,442
Notes Payable One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[1]	Jan. 19, 2024
Debt Instrument, Maturity Date	[1]	May 24, 2024
Default Interest Rate	[1]	0.00%
Collateral	[1]	Unsecured
Collateral amount	[1]	$ 3,700,000
Notes Payable Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[2]	Jan. 19, 2024
Debt Instrument, Maturity Date	[2]	Aug. 19, 2024
Default Interest Rate	[2]	0.00%
Collateral	[2]	All assets
Collateral amount	[2]
Notes Payable Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]	Jan. 19, 2024
Debt Instrument, Maturity Date	[3]	Aug. 19, 2024
Default Interest Rate	[3]	0.00%
Collateral	[3]	All assets
Collateral amount	[3]
Notes Payable Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[4]	Aug. 16, 2024
Debt Instrument, Maturity Date	[4]	Feb. 28, 2025
Default Interest Rate	[4]	0.00%
Collateral	[4]	All assets
Collateral amount	[4]	$ 1,433,438
Notes Payable Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[4]	Aug. 16, 2024
Debt Instrument, Maturity Date	[4]	Feb. 28, 2025
Default Interest Rate	[4]	0.00%
Collateral	[4]	All assets
Collateral amount	[4]	$ 1,498,594

[1]	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.
[2]	–
[3]	–
[4]	–